Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities
Net income (loss)	$ (2,347)	$ (2,819)	$ 1,798
Income and expenses not involving cash flows
Depreciation and amortization	139	132	97
Increase (decrease) in liability for employee benefits, net	8	4	(1)
Revaluation of derivatives measured at fair value through profit and loss		65	(1,215)
Capital loss	5
Other finance expenses	(15)	55	(46)
Share-based compensation	860	4,236
Total income and expenses not involving cash flows	997	4,492	(1,165)
Changes in asset and liability line items:
Decrease (increase) in trade receivable	1,308	322	(1,418)
Decrease (increase) in other current assets	272	(216)	(25)
Increase in inventory	(633)	(49)	(686)
Decrease in trade payables	(161)	(906)	(197)
Decrease in other accounts payables	(394)	(94)	(46)
Total changes in asset and liability	392	(943)	(2,372)
Net cash provided by (used in) operating activities	(958)	730	(1,739)
Cash flows from investing activities
Sales from securities	81
Increase in deposits	(58)	(7)	(12)
Purchase of property, plant and equipment	(112)	(3)	(8)
Net cash used in investing activities	(89)	(10)	(20)
Cash flows from financing activities
Repayment of loans from related parties	(43)	(73)	42
Repayment of warrants	(165)
Repayment of loans from banking corporations	(104)	(81)	(71)
Repayment to former shareholders	(250)
Issuance of ordinary shares in the IPO, net	4,324
SAFE			343
Repayment of lease liabilities	(122)	(75)	(59)
Net cash provided by (used in) financing activities	3,640	(229)	255
Exchange rate differentials for cash and cash equivalent balances	17	8	12
Increase (decrease) in cash and cash equivalents	2,610	499	(1,492)
Balance of cash and cash equivalents at beginning of year	568	69	1,561
Balance of cash and cash equivalents as at end of year	3,178	568	69
Interest paid	36	20	63
Recognition of right-of-use asset against a lease liability	903	39	113
Issuance of share capital	456
Debt forgiveness from controlling shareholders			$ 12